Goodwill and Other Intangible Assets	6 Months Ended
Jun. 30, 2021
Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

B.3. GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill amounted to €44,979 million as of June 30, 2021, versus €44,364 million as of December 31, 2020. The movement during the period was mainly due to the impact of changes in exchange rates.
Movements in other intangible assets during the first half of 2021 were as follows:

(€ million)	Acquired R&D	Products, trademarks and other rights	Software	Total other intangible assets
Gross value at January 1, 2021	9,600	61,074	1,748	72,422
Changes in scope of consolidation (a)	1,337	82	—	1,419
Acquisitions and other increases	277	63	74	414
Disposals and other decreases	—	(68)	(13)	(81)
Currency translation differences	229	803	12	1,044
Transfers	(7)	10	(5)	(2)
Gross value at June 30, 2021	11,436	61,964	1,816	75,216
Accumulated amortization and impairment at January 1, 2021	(3,508)	(49,345)	(1,148)	(54,001)
Amortization expense	—	(797)	(71)	(868)
Impairment losses, net of reversals (b)	(137)	(41)	—	(178)
Disposals and other decreases	1	37	12	50
Currency translation differences	(50)	(693)	(10)	(753)
Accumulated amortization and impairment at June 30, 2021	(3,694)	(50,839)	(1,217)	(55,750)
Carrying amount at January 1, 2021	6,092	11,729	600	18,421
Carrying amount at June 30, 2021	7,742	11,125	599	19,466
(a)See Note B.1.
(b)See Note B.4.

Acquisitions of other intangible assets (excluding software) in the first half of 2021 totaled €340 million. The main items were upfront and milestone payments within the Specialty Care and Vaccines GBUs.
“Products, trademarks and other rights” mainly comprises:
•marketed products, with a carrying amount of €10.5 billion as of June 30, 2021 (versus €11.4 billion as of December 31, 2020) and a weighted average amortization period of approximately 10 years;
•technological platforms brought into service, with a carrying amount of €0.4 billion as of June 30, 2021 (versus €0.2 billion as of December 31, 2020) and a weighted average amortization period of approximately 13 years; and
•trademarks, with a carrying amount of €0.1 billion as of June 30, 2021 (versus €0.1 billion as of December 31, 2020) and a weighted average amortization period of approximately 12 years.